Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income tax receivable	$ 2,785	$ 3,902
Prepaid expenses	996	855
Other	253	464
Prepaid and other current assets	$ 4,034	$ 5,221